Deutsche Investment Management Americas Inc.
                                    Two International Place
                                    Boston, MA 02110


                                    November 17, 2006


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


RE: DWS Disciplined Long/Short Growth Fund and DWS Disciplined Long/Short Value Fund (the "Funds"), each a series of DWS Equity Trust (the "Trust"); (Reg. Nos. 333-43815 and 811-08599)


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 23 to the Trust's Registration Statement on Form N-1A (the "Amendment"), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 15, 2006.

         Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.


                                    Very truly yours,


                                    /s/Caroline Pearson
                                    Caroline Pearson, Esq.
                                    Managing Director
                                    Deutsche Investment Management Americas Inc.


cc: Byron Hittle, Esq., Vedder